FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 14:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2024	2023	2022

Financial income:
Interest income	$18,988	$20,728	$4,993

Amortization/accretion of premium/discount on marketable securities, net	1,257	1,147	-
	$20,245	$21,875	$4,993

Financial expense:
Foreign currency translation losses	$(1,075)	$(567)	$(264)
Interest expense on debts	-	-	-
Bank charges and other	(650)	(357)	(227)
	$(1,725)	$(924)	$(491)

Financial income, net	$18,520	$20,951	$4,502